Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award
The unrecognized share-based compensation cost related to unvested share-based payments expected to be recognized in the consolidated statement of operations is as follows (in thousands, except year amounts):

	December 31, 2012	Remaining Weighted Average Vesting Period
Cash-settled awards	$2,009	2.5 years
Equity-settled awards	1,793	1.4 years
	$3,802	2.0 years

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Award Activity
Activity related to our restricted common stock and restricted stock unit awards is as follows:

	Number	Weighted Average Fair Value
Unvested at December 31, 2009	1,411,648	$7.99
Granted	1,025,701	2.38
Vested	(470,294)	8.68
Forfeited	(757,582)	7.75
Unvested at December 31, 2010	1,209,473	3.11
Granted	1,145,268	2.08
Vested	(824,120)	2.83
Forfeited	(13,843)	5.82
Unvested at December 31, 2011	1,516,778	2.46
Granted	1,107,637	2.83
Vested	(808,742)	2.37
Forfeited	(325,601)	3.21
Unvested at December 31, 2012	1,490,072	$2.61

Schedule of Vested Restricted Stock and Restricted Stock Units
Information regarding restricted common stock and restricted stock units that vested is as follows (in thousands, except stock and unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Restricted common stock vested during the period	8,168	623,664	39,236
Grant-date fair value of restricted common stock vested during the period	$49	$1,740	$647

Equity-settled awards
Restricted stock units vested during the period	700,568	200,456	431,058
Grant-date fair value of restricted stock units vested during the period	$1,562	$596	$3,434

Cash-settled awards
Restricted stock units vested during the period	100,006	—	—
Fair value of restricted stock units vested during the period	$308	$—	$—

Schedule of Vested Issued and Outstanding Restricted Stock Units
Information regarding vested restricted stock units issued and outstanding is as follows (in thousands, except unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Vested restricted stock units issued during the period	161,623	918,765	74,383
Grant-date fair value of vested restricted stock units issued during the period	$481	$8,182	$446

	December 31, 2012	December 31, 2011	December 31, 2010
Vested restricted stock units outstanding	930,833	291,882	711,358

Schedule of Shares and Units Canceled to Satisfy Tax Withholding of Vested Award
In accordance with the provisions of the Incentive Plan, we accept the cancellation of shares of our common stock and vested restricted stock units to satisfy the minimum statutory tax withholding obligations related to restricted common stock and restricted stock unit awards that have vested. The value of the canceled shares and units is calculated based on the closing market price of our common stock on the NYSE on the applicable vesting dates. A summary of shares and units canceled is as follows (in thousands, except share/unit amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares and units canceled on vesting	74,791	257,019	35,758
Value of shares and units canceled on vesting	$196	$528	$55

Schedule of Share-based Compensation, Stock Options, Activity
Activity related to our stock option awards is as follows:

	Number	Weighted Average Exercise Price
Options outstanding at December 31, 2009	928,650	$1.17
Granted	670,000	2.61
Exercised	(186,113)	0.58
Forfeited	(20,259)	0.58
Options outstanding at December 31, 2010	1,392,278	1.95
Exercised	(99,400)	0.58
Forfeited	(1,050)	0.58
Options outstanding at December 31, 2011	1,291,828	2.06
Exercised	(139,817)	0.58
Forfeited	(48,076)	0.58
Options outstanding at December 31, 2012	1,103,935	$2.31
Options exercisable at December 31, 2012	1,013,935	$2.26

Schedule of Options Vested and Exercised
Information regarding stock options vested and exercised is as follows (in thousands, except option amounts):

	For the Year Ended December 31,
	2012	2011	2010
Stock options vested during the period	474,853	555,174	390,070
Fair value of stock options vested during the period	$499	$578	$179
Intrinsic value of stock options exercised during the period	296	224	387
Cash proceeds received upon exercise	5	13	4

Stock Options, Valuation Assumptions
The fair value of nonqualified stock options granted was estimated on the date of grant using the Black Scholes option-pricing model using the following weighted-average assumptions for 2010:

Expected volatility	97%
Expected dividends	—
Expected term	3 years
Contractual term of option	10 years
Risk-free rate	2.88% – 2.97%
Number of steps	500
Fair value of options (per share) on grant date	$1.25 – $2.16

Schedule of Shares Withheld to Satisfy Payment of Strick Price and Tax Withholding of Options Exercised
In accordance with the provisions of the Incentive Plan, we allow shares of our common stock to be withheld to satisfy the payment of exercise price and/or minimum statutory tax withholding obligations due upon the exercise of stock options. The value of the shares withheld is calculated based on the closing market price of our common stock on the NYSE on the exercise date. A summary of shares withheld is as follows (in thousands, except share amounts):

	For the Year Ended December 31,
	2012	2011	2010
Shares withheld on stock option exercises	69,044	29,948	90,315
Value of shares withheld on stock option exercises	$179	$91	$238